Supplement to the
Fidelity® Cash Reserves and Fidelity U.S.
Government Reserves
January 24, 2000
Prospectus

The following information replaces the first paragraph in the "Fee Table" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund are based on historical expenses, adjusted to reflect current fees. The annual fund operating expenses provided below for U.S. Government Reserves do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces similar information in the "Fee Table" section beginning on page 5.

Annual fund operating expenses (paid from fund assets)

Cash Reserves	Management fee	0.25%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.26%
	Total annual fund operating expenses	0.51%
U.S. Government Reserves	Management fee	0.24%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.24%
	Total annual fund operating expenses	0.48%

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been 0.47% for U.S. Government Reserves.

CAS/FUS-01-01	January 1, 2001
1.712068.106

The following information replaces similar information in the "Fee Table" section beginning on page 5.

Cash Reserves	1 year	$ 52
	3 years	$ 164
	5 years	$ 285
	10 years	$ 640
U.S. Government Reserves	1 year	$ 49
	3 years	$ 154
	5 years	$ 269
	10 years	$ 604

The following information replaces the third paragraph under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 8.

U.S. Government Reserves seeks as high a level of current income as is consistent with the security of principal and liquidity.

The following information replaces the tenth through the fourteenth paragraphs in the "Fund Management" section beginning on page 22.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

The monthly management fee for each fund is calculated by adding a group fee to an income-related fee.

The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase. The group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

For November 1999, the group fee rate was 0.1275%.

The total management fee for the fiscal year ended November 30, 1999, was 0.18% of the fund's average net assets for Cash Reserves and 0.17% of the fund's average net assets for U.S. Government Reserves. For the fiscal year ended November 30, 1999, each fund paid FMR a management fee composed of a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

Supplement to the
Fidelity® Cash Reserves and
Fidelity U.S. Government Reserves
January 24, 2000 Prospectus

The following information replaces the first paragraph in the "Fee Table" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund are based on historical expenses, adjusted to reflect current fees. The annual fund operating expenses provided below for U.S. Government Reserves do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces similar information in the "Fee Table" section beginning on page 5.

Annual fund operating expenses (paid from fund assets)

Cash Reserves	Management fee	0.25%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.26%
	Total annual fund operating expenses	0.51%
U.S. Government Reserves	Management fee	0.24%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.24%
	Total annual fund operating expenses	0.48%

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been 0.47% for U.S. Government Reserves.

The following information replaces similar information in the "Fee Table" section beginning on page 5.

Cash Reserves	1 year	$ 52
	3 years	$ 164
	5 years	$ 285
	10 years	$ 640
U.S. Government Reserves	1 year	$ 49
	3 years	$ 154
	5 years	$ 269
	10 years	$ 604

The following information replaces the third paragraph under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 7.

U.S. Government Reserves seeks as high a level of current income as is consistent with the security of principal and liquidity.

The following information replaces the tenth through the fourteenth paragraphs in the "Fund Management" section on page 16.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

The monthly management fee for each fund is calculated by adding a group fee to an income-related fee.

The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase. The group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

For November 1999, the group fee rate was 0.1275%.

The total management fee for the fiscal year ended November 30, 1999, was 0.18% of the fund's average net assets for Cash Reserves and 0.17% of the fund's average net assets for U.S. Government Reserves. For the fiscal year ended November 30, 1999, each fund paid FMR a management fee composed of a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

CAS/FUS-01-01L	January 1, 2001
1.746835.104

SUPPLEMENT TO THE

FIDELITY CASH RESERVES AND

FIDELITY U.S. GOVERNMENT RESERVES

January 24, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information for Cash Reserves found in the "Investment Policies and Limitations" section on page 2.

The fund may not:

(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;

(5) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

The following information replaces similar information for U.S. Government Reserves found in the "Investment Policies and Limitations" section on page 3.

The fund may not:

(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;

(5) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

The following information replaces the twelfth paragraph in the "Portfolio Transactions" section on page 7.

A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. For the fiscal years ended November 30, 1999, 1998, and 1997, the funds paid no brokerage commissions.

The following information has been removed from the "Trustees and Officers" section beginning on page 12.

J. GARY BURKHEAD (58), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

GERALD C. McDONOUGH (71), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

CAS/FUSB-01-03	January 1, 2001
1.475755.108

FRED L. HENNING, JR. (60), is Vice President of Fidelity's Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.

RICHARD A. SILVER (52), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

MATTHEW N. KARSTETTER (38), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 12.

MARVIN L. MANN (66), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus, of Lexmark International, Inc. (office machines, 1991) where he still remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Dynatech Corporation (electronics, 1999).

The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 12.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Dow Chemical Company (2000), HCA - The Healthcare Company (1999), and Children First (1999). He is a member of the Executive Committee of the Securities Regulation Institute, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

WILLIAM S. STAVROPOULOS (61), Member of the Advisory Board (2000), is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of Dow Corning Corporation, NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

DWIGHT D. CHURCHILL (47) is Vice President of Fidelity U.S. Government Reserves (2000) and Fidelity Cash Reserves (2000). He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

ROBERT A. DWIGHT (42) is Treasurer of Fidelity U.S. Government Reserves (2000) and Fidelity Cash Reserves (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and is an employee of FMR. Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

The following information replaces the Compensation Table found in the "Trustees and Officers" section beginning on page 15.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended November 30, 1999, or calendar year ended December 31, 1999, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d**	Abigail P. Johnson**	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	E. Bradley Jones****	Donald J. Kirk
Cash ReservesB,C,D	$ 0	$ 0	$ 9,926	$ 9,523	$ 9,858	$ 9,859	$ 9,865
U.S. Government ReservesB	$ 0	$ 0	$ 434	$ 416	$ 431	$ 431	$ 431
TOTAL COMPENSATION FROM THE FUND COMPLEX*,A	$ 0	$ 0	$ 217,500	$ 211,500	$ 217,500	$ 217,500	$ 217,500
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach ***	Peter S. Lynch**	William O. McCoy	Gerald C. McDonough#	Marvin L. Mann	Robert C. Pozen**	Thomas R. Williams#
Cash ReservesB,C,D	$ 1,761	$ 0	$ 9,713	$ 12,194	$ 9,858	$ 0	$ 9,656
U.S. Government ReservesB	$ 74	$ 0	$ 425	$ 533	$ 431	$ 0	$ 422
TOTAL COMPENSATION FROM THE FUND COMPLEX*,A	$ 54,000	$ 0	$ 214,500	$ 269,000	$ 217,500	$ 0	$ 213,000

* Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

** Interested Trustees and Ms. Johnson are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31, 1999.

# Messrs. McDonough and Williams served on the Board of Trustees through December 31, 2000.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas R. Williams, $62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $4,597; Phyllis Burke Davis, $4,597; Robert M. Gates, $4,597; E. Bradley Jones, $4,597; Donald J. Kirk, $4,597; William O. McCoy, $4,597; Gerald C. McDonough, $5,363; Marvin L. Mann, $4,597; and Thomas R. Williams, $4,597.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Thomas R. Williams, $3,830, Cash Reserves.

The following information replaces the information following the "Management Fees" heading in the "Management Contracts" section on page 16.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee and an income component.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE		EFFECTIVE ANNUAL FEE RATES
Average Group Assets	Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0 - $3 billion	.3700%	$ 1 billion	.3700%
3 - 6.3400		50.2188
6 - 9.3100		100.1869
9 - 12.2800		150.1736
12 - 15.2500		200.1652
15 - 18.2200		250.1587
18 - 21.2000		300.1536
21 - 24.1900		350.1494
24 - 30.1800		400.1459
30 - 36.1750		450.1427
36 - 42.1700		500.1399
42 - 48.1650		550.1372
48 - 66.1600		600.1349
66 - 84.1550		650.1328
84 - 120.1500		700.1309
120 - 156.1450		750.1291
156 - 192.1400		800.1275
192 - 228.1350		850.1260
228 - 264.1300		900.1246
264 - 300.1275		950.1233
300 - 336.1250		1,000.1220
336 - 372.1225		1,050.1209
372 - 408.1200		1,100.1197
408 - 444.1175		1,150.1187
444 - 480.1150		1,200.1177
480 - 516.1125		1,250.1167
516 - 587.1100		1,300.1158
587 - 646.1080		1,350.1149
646 - 711.1060		1,400.1141
711 - 782.1040
782 - 860.1020
860 - 946.1000
946 - 1,041.0980
1,041 - 1,145.0960
1,145 - 1,260.0940
Over 1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $800 billion of group net assets - the approximate level for November 1999 - was 0.1275%, which is the weighted average of the respective fee rates for each level of group net assets up to $800 billion.

One-twelfth of the group fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income component is added.

The income component for each month is the sum of an income-based fee and an asset-based fee as follows:

If the fund's annualized gross yield is:

Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset-Based Fee Rate
0.00%	1.00%	2% of Monthly Gross Income	0.05%
1.00%	3.00%	zero	0.07%
3.00%	11.00%	2% of Monthly Gross Income	0.01%
11.00%	13.00%	zero	0.23%
13.00%	15.00%	2% of Monthly Gross Income	(0.03)%
15.00%	--	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund's gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund's average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

Cash Reserves' management contract further provides that FMR will reimburse the fund, in an amount not in excess of the fund's management fee for any fiscal year, if the fund's aggregate operating expenses exceed 1% of the average net assets of the fund.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended November 30A	Management Fees Paid to FMR
Cash Reserves	1999	$ 61,534,000
	1998	$ 54,069,000
	1997	$ 47,443,000
U. S. Government Reserves	1999	$ 2,560,000
	1998	$ 2,626,000
	1997	$ 2,517,000

A Prior to January 1, 2001, the fund paid FMR a monthly management fee with three components: a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will lower its returns and yield.